Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member]	Common Stock [Member] Successor [Member]	Treasury Stock [Member] Predecessor [Member]	Additional Paid-In Capital [Member] Predecessor [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Successor [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member]	Predecessor [Member]	Total	Successor [Member]	Accumulated Deficit [Member] Successor [Member]	Total Stockholders' Equity [Member] Successor [Member]
Balance at Dec. 31, 2016		$ 1			$ (11)	$ 49,261			$ 7,783			$ 57,034
Balance, shares at Dec. 31, 2016	10,000	999,835			165
Stock-based compensation						497						497
Conversion of preferred stock		$ 2				(2)
Conversion of preferred stock, shares	(10,000)	2,333,331
Dividends									(15,000)			(15,000)
Net income (loss)									8,302		$ 8,302	8,302
Balance at Dec. 31, 2017		$ 3			$ (11)	49,756			1,085		50,833	50,833
Balance, shares at Dec. 31, 2017		3,333,166			165
Stock-based compensation						140						140
Net income (loss)									2,336		$ 2,336	2,336
Balance at Mar. 14, 2018		$ 3			$ (11)	49,896		$ 6,139	3,421			53,309		$ (1,536)	$ 4,603
Balance, shares at Mar. 14, 2018		3,333,166		1,872,428	165
Stock-based compensation								485							485
Conversion of Andina rights into shares of Lazydays Holdings, Inc.
Conversion of Andina rights into shares of Lazydays Holdings, Inc., shares				615,436
Reclassification shares of Andina common stock subject to redemption								4,910							4,910
Reclassification shares of Andina common stock subject to redemption, shares				472,571
Issuance of common stock and warrants in PIPE transaction, net								32,718							32,718
Issuance of common stock and warrants in PIPE transaction, net, shares				2,653,984
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc.								29,400							29,400
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc., shares				2,857,189
Beneficial conversion feature of Series A convertible preferred stock								3,392							3,392
Deemed dividend related to immediate accretion of beneficial conversion								(3,392)							(3,392)
Issuance of warrants issued to Series A preferred stockholders and placement agent								2,666							2,666
Dividends on Series A preferred stock								(210)							(210)
Net income (loss)														691	691
Balance at Mar. 31, 2018								76,108						(845)	75,263
Balance, shares at Mar. 31, 2018				8,471,608
Balance at Mar. 14, 2018		$ 3			$ (11)	49,896		6,139	3,421			53,309		(1,536)	4,603
Balance, shares at Mar. 14, 2018		3,333,166		1,872,428	165
Net income (loss)													$ 2,533
Balance at Jun. 30, 2018								78,534							78,534
Balance, shares at Jun. 30, 2018				8,471,608
Balance at Mar. 14, 2018		$ 3			$ (11)	$ 49,896		6,139	$ 3,421			53,309		(1,536)	4,603
Balance, shares at Mar. 14, 2018		3,333,166		1,872,428	165
Stock-based compensation								8,618							8,618
Conversion of Andina rights into shares of Lazydays Holdings, Inc.
Conversion of Andina rights into shares of Lazydays Holdings, Inc., shares				615,436
Reclassification shares of Andina common stock subject to redemption								4,910							4,910
Reclassification shares of Andina common stock subject to redemption, shares				472,571
Issuance of common stock and warrants in PIPE transaction, net								32,718							32,718
Issuance of common stock and warrants in PIPE transaction, net, shares				2,653,984
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc.								29,400							29,400
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc., shares				2,857,189
Beneficial conversion feature of Series A convertible preferred stock								3,392							3,392
Deemed dividend related to immediate accretion of beneficial conversion								(3,392)							(3,392)
Issuance of warrants issued to Series A preferred stockholders and placement agent								2,666							2,666
Dividends on Series A preferred stock								(3,845)							(3,845)
Net income (loss)													(2,620)	(2,620)	(2,620)
Balance at Dec. 31, 2018							$ 80,606	80,606		$ (4,156)		76,450		(4,156)	76,450
Balance, shares at Dec. 31, 2018			8,471,608	8,471,608
Balance at Mar. 31, 2018								76,108						(845)	75,263
Balance, shares at Mar. 31, 2018				8,471,608
Stock-based compensation								2,644							2,644
Dividends on Series A preferred stock								(218)						(997)	(1,215)
Net income (loss)													1,842	1,842	1,842
Balance at Jun. 30, 2018								78,534							78,534
Balance, shares at Jun. 30, 2018				8,471,608
Balance at Dec. 31, 2018							80,606	80,606		(4,156)		76,450		(4,156)	76,450
Balance, shares at Dec. 31, 2018			8,471,608	8,471,608
Stock-based compensation							1,514					1,514
Dividends on Series A preferred stock							(1,184)					(1,184)
Repurchase of Unit Purchase Options							(500)	(500)				(500)
Net income (loss)										1,844		1,844
Balance at Mar. 31, 2019							80,436			(2,312)		78,124
Balance, shares at Mar. 31, 2019			8,471,608
Balance at Dec. 31, 2018							80,606	$ 80,606		(4,156)		76,450		$ (4,156)	$ 76,450
Balance, shares at Dec. 31, 2018			8,471,608	8,471,608
Net income (loss)													3,702
Balance at Jun. 30, 2019							80,023			(454)		79,569
Balance, shares at Jun. 30, 2019			8,471,608
Balance at Mar. 31, 2019							80,436			(2,312)		78,124
Balance, shares at Mar. 31, 2019			8,471,608
Stock-based compensation							1,112					1,112
Dividends on Series A preferred stock							(1,525)					(1,525)
Net income (loss)										1,858		1,858	$ 1,858
Balance at Jun. 30, 2019							$ 80,023			$ (454)		$ 79,569
Balance, shares at Jun. 30, 2019			8,471,608